COLLEGE RETIREMENT EQUITIES FUND
(CREF)

     SUPPLEMENT NO. 3
dated October 3, 2006
to the May 1, 2006 Statement of Additional Information (SAI)

Changes to the Board of Trustees

Effective October 1, 2006, Dr. Ahmed Zewail retired from the Board of Trustees of College Retirement Equities Fund (“CREF”). Therefore, he should be removed from the list of trustees in CREF’s SAI.

Additionally, effective September 19, 2006, Mr. Forrest Berkley was appointed to the Board of Trustees of CREF. The following information should be added to the list of trustees in CREF’s SAI.

Number of
Portfolios
in Fund
	Position(s)	Term of Office			Complex
	Held with	and Length of		Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	CREF	Time Served		During Past 5 Years	by Trustee	Held by Trustee

Forrest Berkley	Trustee	One Year term.		Retired. Partner (1990-2006) and	66	Director and former
c/o Corporate Secretary		Trustee since		Head of Global Product Management		Chairman of the
730 Third Avenue		2006	.	(2003-2006), GMO (formerly,		Investment Committee
New York, NY 10017-3206				Grantham, Mayo, Van Otterloo & Co.)		(2002-2004), Maine
Age: 52				(investment management); and member		Community Foundation;
				of asset allocation portfolio management		Director and member
				team, GMO (2003-2005).		of the Investment
Committee, the Maine
Coast Heritage Trust, the
Gulf of Maine Research
Institute and the Boston
Athenaeum; and
Investment Committee
member, Carnegie
Endowment for
International Peace.

Mr. Berkley will serve as a member of the following Board committees: the Investment Committee and the Audit and Compliance Committee.

The following should be added to the table disclosing the trustees’ equity ownership in CREF and the TIAA-CREF family of investment companies:

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity	Trustee in Family of
	Securities in CREF	Investment Companies
Name of Trustee	(as of August 31, 2006)	(as of August 31, 2006)

Forrest Berkley	CREF Money Market Account	$0-$10,000
$0-$10,000

A11280
10/06